Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,433,000.00
Previously Paid Amount	0.00
Total Fee Amount	197.90
Total Offset Amount	0.00
Net Fee	197.90
Narrative - Max Aggregate Offering Price	$ 1,433,000.00
Final Prospectus	true